Document and Entity Information	Apr. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 01, 2026
Entity Registrant Name	Great Lakes Dredge & Dock Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-33225
Entity Tax Identification Number	20-5336063
Entity Address Address Line 1	9811 Katy Freeway, Suite 1200
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77024
City Area Code	346
Local Phone Number	359-1010
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.0001)
Trading Symbol	GLDD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001372020
Amendment Flag	false